Principal Subsidiaries	12 Months Ended
Mar. 31, 2022
Investments accounted for using equity method [abstract]
Principal Subsidiaries
48	PRINCIPAL SUBSIDIARIES
Principal Subsidiaries
The Group’s principal subsidiaries at March 31, 2022 are shown in the list below. The Group consolidates all entities that the Group controls. The Group controls an entity when the Group is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
Principal domestic subsidiaries

Company Name	Proportion of Ownership Interest (1)	Proportion of Voting Rights (1)	Main Business
	(%)	(%)
Sumitomo Mitsui Banking Corporation	100.0	100.0	Commercial banking
SMBC Trust Bank Ltd.	100.0	100.0	Trust banking
SMBC Guarantee Co., Ltd.	100.0	100.0	Credit guarantee
SMBC Nikko Securities Inc.	100.0	100.0	Securities
Sumitomo Mitsui Card Company, Limited	100.0	100.0	Credit card
SMBC Finance Service Co., Ltd.	100.0	100.0	Credit card, consumer credit and installment transaction
SMBC Consumer Finance Co., Ltd.	100.0	100.0	Consumer lending
SMBC Mobit Co., Ltd.	100.0	100.0	Consumer lending
The Japan Research Institute, Limited	100.0	100.0	System development, data processing, management consulting and economic research
Sumitomo Mitsui DS Asset Management Company, Limited	50.1	50.1	Investment management, and investment advisory and agency
Alternative Investment Capital Limited	60.0	60.0	Investment management and investment advisory
NCore Co., Ltd.	51.0	51.0	Data processing service and consulting
SMBC Venture Capital Co., Ltd.	100.0	100.0	Venture capital
SMBC Consulting Co., Ltd.	98.3	98.3	Management consulting and information services
Japan Pension Navigator Co., Ltd.	69.7	69.7	Operational management of defined contribution pension plans

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.
Principal foreign subsidiaries

Company Name	Country of Incorporation	Proportion of Ownership Interest (1)	Proposition of Voting Rights (1)		Main Business
		(%)	(%)

SMBC Bank International plc	U.K.	100.0	100.0		Commercial banking
Sumitomo Mitsui Banking Corporation (China) Limited	China	100.0	100.0		Commercial banking
PT Bank BTPN Tbk	Indonesia	98.4	93.4	(2)	Commercial banking
SMBC Americas Holdings, Inc.	U.S.A.	100.0	100.0		Bank holding company
Manufacturers Bank	U.S.A.	100.0	100.0		Commercial banking
Banco Sumitomo Mitsui Brasileiro S.A	Brazil	100.0	100.0		Commercial banking
JSC Sumitomo Mitsui Rus Bank	Russia	100.0	100.0		Commercial banking
SMBC Bank EU AG (3)	Germany	100.0	100.0		Commercial banking
Sumitomo Mitsui Banking Corporation Malaysia Berhad	Malaysia	100.0	100.0		Commercial banking
SMBC Leasing and Finance, Inc.	U.S.A.	100.0	100.0		Leasing
SMBC Nikko Securities America, Inc.	U.S.A.	100.0	100.0		Securities
SMBC Nikko Capital Markets Limited	U.K.	100.0	100.0		Securities
SMBC Capital Markets, Inc.	U.S.A.	100.0	100.0		Derivatives
TT International Asset Management Ltd	U.K.	100.0	100.0		Investment management, and investment advisory and agency
Fullerton India Credit Company Limited.	India	74.9	74.9		Financial services

(1)	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.
(2)
During the fiscal year ended March 31, 2020, the Group disposed of

5.0% equity interest in PT Bank BTPN Tbk to a third party investor. The disposal was undertaken to ensure that PT Bank BTPN Tbk is compliant with the free float requirement under the Indonesia Stock Exchange’s Rule. The Group had also entered into a commercial arrangement where the economic exposure resulting from the disposal is being retained. Therefore, the disposal has not resulted in a decrease in the Group’s ownership interests.

(3)	In April 2022, SMBC Bank EU AG merged with our securities business subsidiary in Germany, SMBC Nikko Capital Markets Europe GmbH.
The Group does not control some entities despite the fact that the Group holds more than 50% of their share capital, because the Group has entered into agreements with other investors to share or give those investors the power to govern the entities’ financial and operating policies over these investees.
Some of the Group’s subsidiaries may be subject to restrictions on the ability to transfer funds to the Company in the form of cash dividends or to repay loans or advances, which include capital adequacy requirements imposed by the governments and central banks, and the Companies Act of Japan restrictions relating to dividends. In addition, the Group pledges assets as collateral to secure payables under repurchase agreements, securities lending transactions and securitizations, borrowings or for cash settlements, margins on derivative transactions and certain other purposes. The details of assets pledged are described in Note 39 “Assets Pledged and Received as Collateral.”